Segment information - Segment revenues - Tabular disclosure (Details) € in Millions	12 Months Ended
	Dec. 31, 2022 EUR (€) site	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	€ 43,471	€ 42,522	€ 42,270
Goodwill	23,113	24,192	27,596
Goodwill	23,113	24,192	27,596
External [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	43,471	42,522	42,270
Convergent services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	7,687	7,417	7,276
Mobile-only services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	11,093	10,652	10,317
Fixed-only services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	9,120	9,088	9,277
IT & integration services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	3,811	3,407	3,252
Wholesale [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	7,356	7,702	8,255
Equipment sales [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	3,254	3,070	2,821
Other revenues [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	1,150	1,186	1,072
Totem
Disclosure of disaggregation of revenue from contracts with customers [line items]
Goodwill	€ 1,624
Number of sites in tower portfolio | site	27,000
Goodwill	€ 1,624
Operating segments [member] | Telecom activities and Mobile Financial Services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized		42,522	42,270
Operating segments [member] | Telecom activities, operating segment [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	43,480	42,530	42,277
Inter-operating segments	9	7	7
Goodwill	23,113	24,163	27,561
Goodwill	23,113	24,163	27,561
Operating segments [member] | Telecom activities, operating segment [member] | External [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	43,471	42,522	42,270
Operating segments [member] | Telecom activities, operating segment [member] | Convergent services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	7,687	7,417	7,276
Operating segments [member] | Telecom activities, operating segment [member] | Mobile-only services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	11,093	10,652	10,317
Operating segments [member] | Telecom activities, operating segment [member] | Fixed-only services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	9,121	9,089	9,278
Operating segments [member] | Telecom activities, operating segment [member] | IT & integration services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	3,817	3,411	3,256
Operating segments [member] | Telecom activities, operating segment [member] | Wholesale [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	7,356	7,702	8,255
Operating segments [member] | Telecom activities, operating segment [member] | Equipment sales [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	3,255	3,070	2,821
Operating segments [member] | Telecom activities, operating segment [member] | Other revenues [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	1,152	1,188	1,073
Operating segments [member] | France (excluding Enterprise), operating segment [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	17,983	18,092	18,461
Inter-operating segments	745	603	667
Goodwill	13,176	14,364	14,364
Goodwill	13,176	14,364	14,364
Operating segments [member] | France (excluding Enterprise), operating segment [member] | External [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	17,238	17,489	17,794
Operating segments [member] | France (excluding Enterprise), operating segment [member] | Convergent services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	4,857	4,697	4,559
Operating segments [member] | France (excluding Enterprise), operating segment [member] | Mobile-only services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	2,332	2,276	2,245
Operating segments [member] | France (excluding Enterprise), operating segment [member] | Fixed-only services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	3,787	3,872	3,959
Operating segments [member] | France (excluding Enterprise), operating segment [member] | Wholesale [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	4,938	5,313	5,866
Operating segments [member] | France (excluding Enterprise), operating segment [member] | Equipment sales [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	1,323	1,226	1,187
Operating segments [member] | France (excluding Enterprise), operating segment [member] | Other revenues [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	746	708	644
Operating segments [member] | Europe (excluding France), operating segment [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	10,962	10,579	10,580
Inter-operating segments	157	131	113
Goodwill	4,586	6,079	9,512
Goodwill	4,586	6,079	9,512
Operating segments [member] | Europe (excluding France), operating segment [member] | External [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	10,805	10,449	10,467
Operating segments [member] | Europe (excluding France), operating segment [member] | Convergent services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	2,830	2,720	2,717
Operating segments [member] | Europe (excluding France), operating segment [member] | Mobile-only services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	2,869	2,887	3,038
Operating segments [member] | Europe (excluding France), operating segment [member] | Fixed-only services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	1,219	1,087	1,083
Operating segments [member] | Europe (excluding France), operating segment [member] | IT & integration services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	471	352	310
Operating segments [member] | Europe (excluding France), operating segment [member] | Wholesale [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	1,828	1,886	1,924
Operating segments [member] | Europe (excluding France), operating segment [member] | Equipment sales [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	1,559	1,490	1,375
Operating segments [member] | Europe (excluding France), operating segment [member] | Other revenues [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	187	157	134
Operating segments [member] | Spain, operating segment [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	4,647	4,720	4,951
Inter-operating segments	61	48	43
Goodwill	2,734	3,170	6,872
Goodwill	2,734	3,170	6,872
Operating segments [member] | Spain, operating segment [member] | External [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	4,586	4,672	4,908
Operating segments [member] | Spain, operating segment [member] | Convergent services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	1,870	1,870	1,984
Operating segments [member] | Spain, operating segment [member] | Mobile-only services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	790	880	1,012
Operating segments [member] | Spain, operating segment [member] | Fixed-only services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	436	435	471
Operating segments [member] | Spain, operating segment [member] | IT & integration services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	41	14	8
Operating segments [member] | Spain, operating segment [member] | Wholesale [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	878	900	916
Operating segments [member] | Spain, operating segment [member] | Equipment sales [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	632	621	547
Operating segments [member] | Spain, operating segment [member] | Other revenues [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	1	1	12
Operating segments [member] | Other European countries, operating segment [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	6,329	5,870	5,638
Inter-operating segments	109	94	79
Goodwill	1,852	2,910	2,640
Goodwill	1,852	2,910	2,640
Operating segments [member] | Other European countries, operating segment [member] | External [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	6,219	5,776	5,559
Operating segments [member] | Other European countries, operating segment [member] | Convergent services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	959	850	733
Operating segments [member] | Other European countries, operating segment [member] | Mobile-only services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	2,079	2,007	2,026
Operating segments [member] | Other European countries, operating segment [member] | Fixed-only services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	783	652	611
Operating segments [member] | Other European countries, operating segment [member] | IT & integration services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	430	338	301
Operating segments [member] | Other European countries, operating segment [member] | Wholesale [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	964	998	1,017
Operating segments [member] | Other European countries, operating segment [member] | Equipment sales [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	927	869	828
Operating segments [member] | Other European countries, operating segment [member] | Other revenues [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	185	155	122
Operating segments [member] | Africa and Middle-East, operating segment [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	6,918	6,381	5,834
Inter-operating segments	168	165	175
Goodwill	1,420	1,465	1,443
Goodwill	1,420	1,465	1,443
Operating segments [member] | Africa and Middle-East, operating segment [member] | External [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	6,750	6,216	5,660
Operating segments [member] | Africa and Middle-East, operating segment [member] | Mobile-only services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	5,272	4,884	4,420
Operating segments [member] | Africa and Middle-East, operating segment [member] | Fixed-only services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	800	664	562
Operating segments [member] | Africa and Middle-East, operating segment [member] | IT & integration services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	40	31	25
Operating segments [member] | Africa and Middle-East, operating segment [member] | Wholesale [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	663	654	695
Operating segments [member] | Africa and Middle-East, operating segment [member] | Equipment sales [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	104	112	89
Operating segments [member] | Africa and Middle-East, operating segment [member] | Other revenues [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	39	36	43
Operating segments [member] | Enterprise, operating segment [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	7,930	7,757	7,807
Inter-operating segments	383	386	402
Goodwill	2,289	2,237	2,225
Goodwill	2,289	2,237	2,225
Operating segments [member] | Enterprise, operating segment [member] | External [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	7,548	7,371	7,405
Operating segments [member] | Enterprise, operating segment [member] | Mobile-only services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	659	636	649
Operating segments [member] | Enterprise, operating segment [member] | Fixed-only services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	3,466	3,633	3,851
Operating segments [member] | Enterprise, operating segment [member] | IT & integration services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	3,489	3,195	3,086
Operating segments [member] | Enterprise, operating segment [member] | Wholesale [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	41	42	45
Operating segments [member] | Enterprise, operating segment [member] | Equipment sales [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	275	250	175
Operating segments [member] | Totem
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	685
Inter-operating segments	572
Goodwill	1,624
Goodwill	1,624
Operating segments [member] | Totem | External [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	113
Operating segments [member] | Totem | Wholesale [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	685
Operating segments [member] | International Carriers and Shared Services, operating segment [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	1,540	1,515	1,450
Inter-operating segments	523	517	506
Goodwill	18	18	18
Goodwill	18	18	18
Operating segments [member] | International Carriers and Shared Services, operating segment [member] | External [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	1,017	998	944
Operating segments [member] | International Carriers and Shared Services, operating segment [member] | Wholesale [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	1,060	1,056	1,038
Operating segments [member] | International Carriers and Shared Services, operating segment [member] | Other revenues [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	480	460	412
Operating segments [member] | Telecom activities and Mobile Financial Services, operating segment, eliminations [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	43,471
Operating segments [member] | Mobile Financial Services, operating segment [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Goodwill		28	35
Goodwill		28	35
Elimination of intersegment amounts | Telecom activities and Mobile Financial Services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	(9)	(7)	(7)
Elimination of intersegment amounts | Telecom activities, operating segment [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	(2,538)	(1,795)	(1,855)
Elimination of intersegment amounts | Europe (excluding France), operating segment [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	(14)	(11)	(9)
Inter-operating segments	(14)	(11)	(9)
Elimination of intersegment amounts | Europe (excluding France), operating segment [member] | Wholesale [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	(14)	(11)	(9)
Elimination of intersegment amounts | Telecom activities, operating segment, eliminations [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	(2,538)	(1,795)	(1,855)
Inter-operating segments	(2,538)	(1,795)	(1,855)
Elimination of intersegment amounts | Telecom activities, operating segment, eliminations [member] | Mobile-only services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	(38)	(31)	(35)
Elimination of intersegment amounts | Telecom activities, operating segment, eliminations [member] | Fixed-only services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	(150)	(168)	(177)
Elimination of intersegment amounts | Telecom activities, operating segment, eliminations [member] | IT & integration services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	(184)	(167)	(164)
Elimination of intersegment amounts | Telecom activities, operating segment, eliminations [member] | Wholesale [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	(1,859)	(1,249)	(1,313)
Elimination of intersegment amounts | Telecom activities, operating segment, eliminations [member] | Equipment sales [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	(7)	(8)	(5)
Elimination of intersegment amounts | Telecom activities, operating segment, eliminations [member] | Other revenues [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	(299)	(172)	(160)
Elimination of intersegment amounts | Telecom activities and Mobile Financial Services, operating segment, eliminations [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	(9)	(7)	(7)
Inter-operating segments	(9)	(7)	(7)
Elimination of intersegment amounts | Telecom activities and Mobile Financial Services, operating segment, eliminations [member] | Fixed-only services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	(1)	(1)
Elimination of intersegment amounts | Telecom activities and Mobile Financial Services, operating segment, eliminations [member] | IT & integration services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	(6)	(4)	(4)
Elimination of intersegment amounts | Telecom activities and Mobile Financial Services, operating segment, eliminations [member] | Other revenues [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	€ (2)	€ (2)	€ (2)